UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund: BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1	– Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock International Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
BlackRock Master International Portfolio of BlackRock Master LLC	$539,148,323
Total Investments (Cost — $533,093,862) — 100.1%	539,148,323
Liabilities in Excess of Other Assets — (0.1)%	(285,308)

Net Assets — 100.0%	$538,863,015

Notes to Schedule of Investments

BlackRock International Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”) of BlackRock Master LLC, which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Portfolio was $539,148,323 and 100%, respectively.

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Portfolio was classified as Level 2.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK INTERNATIONAL FUND	JANUARY 31, 2017	1

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Argentina — 1.6%
MercadoLibre, Inc.	47,477	$8,801,761
Brazil — 1.8%
Itau Unibanco Holding SA, Preference Shares	809,833	9,570,684
China — 7.6%
Bank of China Ltd., H Shares	52,166,000	23,626,850
Tencent Holdings Ltd.	657,000	17,177,517

		40,804,367
Denmark — 1.9%
Nets A/S (a)(b)	583,013	10,283,312
Germany — 1.6%
K+S AG, Registered Shares	342,604	8,703,310
Hong Kong — 4.8%
AIA Group Ltd.	4,150,400	25,696,591
India — 4.4%
Axis Bank Ltd.	1,390,291	9,563,938
ICICI Bank Ltd.	3,587,107	14,248,155

		23,812,093
Indonesia — 2.5%
Bank Mandiri Persero Tbk PT	16,177,400	13,213,389
Italy — 4.6%
Intesa Sanpaolo SpA	6,532,466	15,343,936
Telecom Italia SpA	10,890,031	9,364,568

		24,708,504
Japan — 19.3%
Bridgestone Corp.	418,200	15,337,869
Olympus Corp.	617,800	21,372,369
Omron Corp.	539,200	22,122,865
Recruit Holdings Co. Ltd.	317,800	13,911,897
Sony Corp.	459,100	13,900,515
Trend Micro, Inc.	453,900	17,614,424

		104,259,939
Mexico — 2.2%
Grupo Financiero Banorte Sab de CV	2,455,835	11,770,720
Netherlands — 10.6%
ASML Holding NV	107,842	13,094,662
Heineken NV	303,908	22,729,102
Koninklijke Philips NV	736,112	21,599,487

		57,423,251
Spain — 4.8%
Banco Bilbao Vizcaya Argentaria SA	3,844,499	26,145,009
Switzerland — 5.5%
Cie Financiere Richemont SA, Registered Shares	379,999	29,594,218

Common Stocks	Shares	Value
United Kingdom — 13.4%
AstraZeneca PLC	229,733	$12,191,749
BT Group PLC	6,256,401	23,993,487
Kingfisher PLC	5,556,975	23,577,194
Lloyds Banking Group PLC	15,056,401	12,349,332

		72,111,762
United States — 9.8%
Alexion Pharmaceuticals, Inc. (a)	89,506	11,696,644
Estee Lauder Cos., Inc., Class A	186,828	15,172,302
MasterCard, Inc., Class A	135,913	14,451,629
TripAdvisor, Inc. (a)	220,400	11,659,160

		52,979,735
Total Long-Term Investments (Cost — $513,707,146) — 96.4%		519,878,645

Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	9,778,424	9,778,424
Total Short-Term Securities (Cost — $9,778,424) — 1.8%		9,778,424
Total Investments (Cost — $523,485,570*) — 98.2%		529,657,069
Other Assets Less Liabilities — 1.8%		9,491,254

Net Assets — 100.0%		$539,148,323

BLACKROCK MASTER LLC	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$524,149,287

Gross unrealized appreciation	$37,870,778
Gross unrealized depreciation	(32,362,996)

Net unrealized appreciation	$5,507,782

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Current yield as of period end.

(d)	During the period ended January 31, 2017, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,987,371	(20,208,947)	9,778,424	$9,778,424	$14,308	$103	—

[1]	Includes net capital gain distributions.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, refer to the Portfolio’s most recent financial statements as contained in its annual report.

2	BLACKROCK MASTER LLC	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Master International Portfolio

      The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$8,801,761	—	—	$8,801,761
Brazil	9,570,684	—	—	9,570,684
China	—	$40,804,367	—	40,804,367
Denmark	10,283,312	—	—	10,283,312
Germany	—	8,703,310	—	8,703,310
Hong Kong	—	25,696,591	—	25,696,591
India	—	23,812,093	—	23,812,093
Indonesia	—	13,213,389	—	13,213,389
Italy	—	24,708,504	—	24,708,504
Japan	—	104,259,939	—	104,259,939
Mexico	11,770,720	—	—	11,770,720
Netherlands	—	57,423,251	—	57,423,251
Spain	—	26,145,009	—	26,145,009
Switzerland	—	29,594,218	—	29,594,218
United Kingdom	—	72,111,762	—	72,111,762
United States	52,979,735	—	—	52,979,735
Short-Term Securities:
Money Market Funds	9,778,424	—	—	9,778,424

Total	$103,184,636	$426,472,433	—	$529,657,069

      During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK MASTER LLC	JANUARY 31, 2017	3

Item 2	– Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3	– Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: March 23, 2017